Financial Instruments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2018 USD ($) d	Mar. 31, 2017 USD ($) d	Mar. 31, 2016 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cumulative impact on reversal of unrealized gain on quoted debt securities on adoption of IFRS 9		$ 5,000,000
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy	$ 130,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy	$ 276,000,000
Description of reasons for transfers out of level 1 in to level 2 of fair value hierarchy assets	During the year ended March 31, 2018, quoted debt securities of $130 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $276 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins	0.50%	0.50%	0.50%
Net gain recognized on derivative financial instruments		$ 89,000,000	$ 4,000,000
Derivative maturity description	12 months
Maximum exposure to credit risk from trade receivables	$ 2,016,000,000	1,900,000,000
Unbilled revenue	654,000,000	562,000,000
Impairment loss on financial assets	$ 5,000,000	$ 20,000,000	$ (7,000,000)
Days Sales Outstanding- DSO | d	67	68
Outstanding bank borrowings	$ 0
Working capital	5,243,000,000	$ 6,121,000,000
Cash and cash equivalents	3,041,000,000	3,489,000,000
Current investments	982,000,000	1,538,000,000
Outstanding employee benefit obligations	225,000,000	209,000,000
Liquidity Risk	0	$ 0
Top of Range
Disclosure Of Financial Instruments [Line Items]
Net gain recognized on derivative financial instruments	$ 1,000,000